INTANGIBLE	12 Months Ended
Dec. 31, 2019
INTANGIBLE
INTANGIBLE

16.INTANGIBLE

16.1.Goodwill and intangible assets with indefinite useful life

	December 31,	December 31,
	2019	2018
Vale Florestar	45,435	45,435
Paineiras Logística (1)	—	10
PCHM (1)	—	307
FACEPA	119,332	112,582
Fibria (2)	7,897,051	—
Other (3)	1,196	1,196
	8,063,014	159,530
1)

On December 31, 2019, the Company tested goodwill on expected future profitability (goodwill) arising from business combinations with PCH Mucuri and Paineiras Logística and identified an impairment of R$317 recognized in other operating results.

2)	Purchase price allocation in Note 1.2.2.
3)	The amount of R$1,196 related to other intangible assets with indefinite useful life such as servitude and electricity in the year ended December 31, 2019 and 2018.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill are allocated to cash-generating units as presented in Note 29.4.

The calculation of the value in use of non-financial assets is done annually using the discounted cash flow method. In 2019, the Company used the strategic plan and annual budget with growing projections until 2024 and the average perpetuity of the cash generating units considering a nominal tax of 3.6% p.a. from this date, based on historical information of previous years, economic and financial projections from each specific market that the Company has operations and additionally include official information disclosed by independent institutions and government agencies.

The discount rate adopted by the Management was 9.1% p.a, calculated based on weighted average cost of capital (“WACC”). The assumptions in the table set forth below were considered as significant assumptions:

	2020	2021	2022	2023	2024
Net average pulp price – Foreign market (USD/t)
Asia	502.30	670.00	767.00	577.00	588.60
Europa	506.70	603.00	691.80	553.90	565.00
North America	559.40	638.90	733.00	586.80	598.60
Latin America	545.50	660.40	757.60	606.60	618.70
Net average pulp price – Internal market (USD/t)	439.50	631.00	723.90	579.60	600.10
Average exchange rate (R$/U.S.$)	3.94	3.92	3.96	4.02	4.08
Discount rate (pos-tax)	9.1% p.a.	9.1% p.a.	9.1% p.a.	9.1% p.a.	9.1% p.a.
Discount rate (pre-tax)	12.5% p.a.	12.5% p.a.	12.5% p.a.	12.5% p.a.	12.5% p.a.

The recoverability of property, plant and equipment was tested in 2019 and no impairment loss was identified.

16.2.Intangible assets with determined useful life

		December 31,	December 31,
		2019	2018
Beginning balance		180,311	141,785
Business combination with Fibria (1)		308,681
Additions		17,715	7,983
Fair value adjustment on business combination with Facepa			53,477
Fair value adjustment on business combination with Ibema		702
Amortization		(74,332)	(44,340)
Fair value adjustment on business combination with Fibria		10,159,550
Customer portfolio		9,030,779
Supplier agreements		172,094
Port services agreements		694,590
Port concession		54,470
Lease agreements		44,371
Cultivars		142,744
Software		20,502
Fair value adjustment on business combination with Fibria - Amortization:		(956,577)
Customer portfolio		(820,980)
Supplier agreements		(72,097)
Port services agreements		(29,362)
Port concession		(2,147)
Lease agreements		(7,499)
Cultivars		(20,392)
Software		(4,100)
Fair value adjustment on business combination with Facepa - Amortization		(15,430)
Fair value adjustment on business combination with Ibema - Amortization		(24)
Exchange rate variation		2,930	12,461
Transfers and others		26,263	8,945
Ending balance		9,649,789	180,311

	Average Annual
	Amortization
Represented by	Rate %
Trademarks and patents	5 to 10	20,649	19,477
Software	20	119,265	59,112
Customer portfolio	2.5 to 5	7,393	19,004
Non-compete agreement	5	2,150	2,812
Research and development agreement	19	74,643	79,906
Development and implementation of systems	20	1,687
Right of exploitation - Terminal concession of Macuco	4	166,932
Supplier Relationship - Chemicals	5	51,562
Others		1,857
Intangible assets (fair value adjustments) acquired in the business combination, net – Ibema		678
Intangible assets (fair value adjustments) acquired in the business combination, net – Fibria		9,202,973
Customer portfolio	9	8,209,799
Supplier agreements	13 to 100	99,997
Port services agreements	4	665,228
Ports concession	4	52,324
Lease agreements	17	36,871
Cultivars	14	122,352
Software	20	16,402
		9,649,789	180,311
1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.

Amortization of supplier and port services agreements, ports concession, lease agreements and cultivars   are recognized as a cost of sales, amortization of customer portfolio is recognized in selling expenses, amortization of trademarks and patents, non-compete agreement, research and development agreement, development and implementation of systems  are recognized administrative expenses, while software is recorded according to its use as cost of sales, administrative or sales expenses.